SHARE CAPITAL AND RESERVES (Summary of the Company's Other Equity Instruments and the Changes for the Year) (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period, warrants		28,046,400	29,307,173
Granted		2,025,314
Expired unexercised, warrants		(5,002,500)	(1,256,662)
Exercised, warrants		(1,059,242)	(4,111)
End of period, warrants	24,009,972	24,009,972	28,046,400
Beginning of period, Shares to be Issued Upon Exercise of the Warrants		28,046,400	29,307,173
Addition, Shares to be Issued Upon Exercise of the Warrants		2,025,314
Expired, Shares to be Issued Upon Exercise of the Warrants		(5,002,500)	(1,256,662)
Exercised, Shares to be Issued Upon Exercise of the Warrants		(1,059,242)	(4,111)
End of period, Shares to be Issued Upon Exercise of the Warrants		24,009,972	28,046,400